COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Registration Nos. 033-14954; 811-05199

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Variable Insurance Trust (the “Trust”) that the forms of prospectuses and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statement of additional information contained in Post-Effective Amendment No. 50 under the Securities Act of 1933 and Amendment No. 52 under the Investment Company Act of 1940, the text of which was filed electronically on April 30, 2013.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 2nd day of May, 2013.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga Assistant Secretary